Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Allocation of Federal and State Income Taxes between Current and Deferred Portions
An allocation of federal and state income taxes between current and deferred portions is presented below:

	For the Year Ended December 31,
	2020	2019	2,018
Current	$44,362	$27,641	$19,259
Deferred	(25,530)	(1,916)	6,359
Total	$18,832	$25,725	$25,618

Schedule of Reconciliation of Income Taxes Computed at the United States Federal Statutory Tax Rates to the Provision for Income Taxes
The following table presents a reconciliation of federal income taxes at the statutory federal rate of 21% to the Company's effective tax rates for the year ended December 31, 2020, 2019, and 2018:

	For the Year Ended December 31,
	2020		2019		2018
Federal taxes calculated at statutory rate	$17,317	21.0%	$23,003	21.0%	$22,230	21.0%
Increase (decrease) resulting from:
State taxes, net of federal benefit	3,197	3.9%	4,792	4.4%	4,666	4.4%
Expense (benefit) from equity based compensation	153	0.2%	(1,353)	(1.2)%	(870)	(0.8)%
Municipal interest income, net of interest disallowance	(1,507)	(1.8)%	(908)	(0.8)%	(837)	(0.8)%
Bank owned life insurance	(327)	(0.4)%	(51)	(0.1)%	(51)	—%
Merger costs	289	0.4%	66	0.1%	141	0.1%
Other	(290)	(0.4)%	176	0.1%	339	0.3%
Income tax expense, as reported	$18,832	22.9%	$25,725	23.5%	$25,618	24.2%

Schedule of Net Deferred Tax liability
The components of the net deferred tax assets (liabilities) at December 31, 2020 and December 31, 2019, are as follows:

	December 31,	December 31
	2020	2019
Deferred tax assets:
Allowance for credit losses	$48,409	$8,113
Operating lease liabilities	14,496	9,373
Federal net operating loss	1,753	—
Amortization of core deposit intangibles	—	1,386
Deferred compensation	8,872	5,231
Unrealized loss on debt securities	—	54
Unrealized loss on equity securities	—	60
Unrealized loss on cash flow hedges	499	—
Other	19,101	2,388
Subtotal	93,130	26,605
Deferred tax liabilities:
FHLB stock dividends	$(561)	$(550)
Operating leases - right of use assets	(13,197)	(8,641)
Depreciation	(7,491)	(5,078)
Amortization of core deposit intangibles	(684)	—
Unrealized gain on equity securities	(17)	—
Unrealized gain on cash flow hedges	—	(203)
Unrealized gain on debt securities	(13,027)	(3,051)
Mortgage servicing rights	(20,803)	(19,678)
Goodwill	(11,301)	(8,859)
Other	(9,653)	(1,035)
Subtotal	(76,734)	(47,095)
Net deferred tax assets (liabilities)	$16,396	$(20,490)